Share capital, share premium and own shares - Transactions in Prudential plc shares (Details) - USD ($) shares in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	$ 237.0	$ 183.0
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held	11.5	8.4
Market value of shares held	$ 173.0	$ 161.0
Number of shares purchased	5.8	3.7
Cost of shares purchased	$ 75.2	$ 73.8
Maximum | Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held	11.5